Discontinued Operation (Details)		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 20, 2018 USD ($)	Dec. 20, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)
Discontinued Operation (Details) [Line Items]
Short-term bank loans		$ 4,986,206	$ 8,391,323				$ 5,440,350
Aggregated amount			$ 107,829	$ 1,046,275
loans outstanding, percentage			2.46%	25.00%
Repayment amount				$ 3,200,000
Short-term loan		4,990,000
Related party transaction cost		188,607
Restricted cash		$ 1,289,051					$ 1,485,009
Loan agreement									$ 3,119,000	¥ 21,450,000
Interest rate		5.39%				5.39%
Repay loan principal	$ 3,192,827	$ 3,192,827			$ 5,098,461
Accrued interest amount (in Yuan Renminbi) | ¥						¥ 21,140,000		¥ 33,140,000			¥ 21,140,000
Maximum [Member]
Discontinued Operation (Details) [Line Items]
loans outstanding, percentage			4.15%
Minimum [Member]
Discontinued Operation (Details) [Line Items]
loans outstanding, percentage				24.00%
Huangdao District [Member]
Discontinued Operation (Details) [Line Items]
Loan agreement									$ 3,119,000	¥ 21,450,000
Interest rate									5.39%	5.39%
Gaochuang [Member]
Discontinued Operation (Details) [Line Items]
Related party transaction cost		572,976
Cash deposit		43,000				300,000
Rongfeng Cui [Member]
Discontinued Operation (Details) [Line Items]
Related party transaction cost		1,541,857
Restricted cash		47,054				¥ 300,000
Yanjuan Wang [Member]
Discontinued Operation (Details) [Line Items]
Related party transaction cost		$ 3,136,910
Qingdao Tiandihui Foodstuffs Co., Ltd. [Member]
Discontinued Operation (Details) [Line Items]
Repay loan principal	$ 5,098,461
Accrued interest amount (in Yuan Renminbi) | ¥											¥ 33,140,000